Description of the business and summary of material accounting policy information - Relevant events (Details)											1 Months Ended		12 Months Ended
	Nov. 22, 2023 shares	Sep. 28, 2023 USD ($) item	Dec. 20, 2021 shares	Oct. 13, 2021 USD ($) item	Dec. 11, 2020 $ / shares shares	May 12, 2020 engine	Feb. 24, 2020	Jun. 20, 2019 USD ($) item	Feb. 17, 2010	May 09, 2005	Nov. 30, 2018 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2023 USD ($)	Dec. 31, 2021 $ / $ aircraft	Apr. 29, 2024 MXN ($)	Dec. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Oct. 13, 2021 MXN ($)	Jun. 20, 2019 MXN ($)
Description of the business and summary of significant accounting policies
Exchange rate														20.5835	17.1883			16.89	524.7900	7.8301	3,822.05			19.36	594.9700	7.8515	4,810.20	645.900	7.7285	3,981.16
Maturity of notes													5 years
Basis points																0.25%							0.25%
A321NEO model
Description of the business and summary of significant accounting policies
Number of aircraft purchased						34						34
A320NEO Into A321NEO
Description of the business and summary of significant accounting policies
Number of aircraft purchased | aircraft											6			20
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services							20 years		10 years	5 years
28-day TIIE
Description of the business and summary of significant accounting policies
Basis points																13.00%
Asset backed trust notes
Description of the business and summary of significant accounting policies
Number of notes issued | item		15,000,000		15,000,000				15,000,000
Notes issued		$ 85,800,000						$ 78,500,000					$ 88,800,000									$ 1,500,000,000									$ 1,500,000,000	$ 1,500,000,000
Exchange rate		1		1				0.1689								0.1689	0.1689	16.89													20.80	0.1689
Authorized amount under the program		$ 296,000,000		$ 144,200,000				$ 157,100,000					$ 177,600,000									$ 5,000,000,000.0									$ 3,000,000,000.0	$ 3,000,000,000.0
Maturity of notes		5 years		5 years				5 years
Basis points																1.75%
Asset backed trust notes | Concesionaria
Description of the business and summary of significant accounting policies
Notes issued				$ 72,100,000																											$ 1,500,000,000
Exchange rate | $				1
Asset backed trust notes | 28-day TIIE
Description of the business and summary of significant accounting policies
Basis points		2.15%		2.00%				1.75%														2.15%									2.00%	1.75%
Interest rate basis		28
Sustainability Linked Bond Principles 2020 | 2022
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer													21.54%
Sustainability Linked Bond Principles 2020 | 2023
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer													24.08%
Sustainability Linked Bond Principles 2020 | 2024
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer													25.53%
Sustainability Linked Bond Principles 2020 | 2030
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer													35.42%
Series B shares
Description of the business and summary of significant accounting policies
Number of outstanding shares	57,513,873
Conversion of equivalent number of shares			30,538,000
Series A shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares	57,513,873
Number of shares per CPO					1
American depositary shares
Description of the business and summary of significant accounting policies
Weighted average share price | $ / shares					$ 11.25
Number of CPOs per ADS					10
Primary follow-on equity offering
Description of the business and summary of significant accounting policies
Number of shares offered					134,000,000
Over-allotment | American depositary shares
Description of the business and summary of significant accounting policies
Number of shares issued					20,100,000